Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events:

a)	On January 12, 2018, the Company exercised its option to defer the final repayment date from January 28, 2018 to January 28, 2019 relating to the Jelco Loan Facility originally dated October 4, 2016.
b)
On February 1, 2018, the Compensation Committee granted an aggregate of 1,260,000 restricted shares of common stock pursuant to the Plan. Of the total 1,260,000 shares issued, 575,000 shares were granted to the board of directors, 665,000 shares were granted to certain of the Company’s employees and 20,000 shares were granted to the sole director of the Company's commercial manager, a non-employee. The fair value of each share on the grant date was $1.035. All the shares will vest over a period of two years. 420,024 shares vested on February 1, 2018, 419,988 shares will vest on October 1, 2018 and 419,988 shares will vest on October 1, 2019.

c)
In February and March 2018, the Company has received approval from the credit committees of certain of its lenders to amend the applicable thresholds or further defer the application date of certain financial covenants and security requirements of its credit facilities for the next twelve months. This approval is subject to completion of definitive documentation.